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Capital Private Client Services Funds
6455 Irvine Center Drive
Irvine, CA 92618-4518

Courtney R. Taylor
Secretary

February 24, 2011

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Capital Private Client Services Funds
    File No. 333-171358

Dear Sir or Madam:

On behalf of Capital Private Client Services Funds (the “Fund”), we hereby file Form N-14/A, Pre-Effective Amendment No. 1 to the Fund’s Registration Statement under the Securities Act of 1933, as amended.

This filing is being made solely to file an amendment under the correct registration number, 333-171358.

Pursuant to Rule 461 and on behalf of the Fund and the Fund’s principal underwriter, American Funds Distributors, Inc., we respectfully request that the effectiveness of this Registration Statement be accelerated to February 24, 2011.

Thank you very much for your assistance. If you have any questions please do not hesitate to contact me at (213) 452-2173 or Katherine Newhall at (213) 615-0108.

Sincerely,

/s/ Courtney R. Taylor
Courtney R. Taylor

Enclosure